Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating Activities [Abstract]
Net earnings	$ 2,024	$ 2,530	$ 2,217
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and Amortization	823	867	816
Changes in operating working capital	(340)	(301)	309
Pension funding	(163)	(142)	(247)
Goodwill impairment, net of tax	528	19	0
Other	181	260	197
Net cash provided by operating activities	3,053	3,233	3,292
Investing activities
Capital expenditures	(665)	(647)	(524)
Purchases of businesses, net of cash and equivalents acquired	(187)	(232)	(2,843)
Divestitures of businesses	125	103	846
Other	(79)	(72)	4
Net cash used in investing activities	(806)	(848)	(2,517)
Financing activities
Net increase in short-term borrowings	348	185	398
Proceeds from long-term debt	4	1	598
Principal payments on long-term debt	(262)	(57)	(680)
Dividends paid	(1,171)	(1,039)	(1,009)
Purchases of treasury stock	(797)	(935)	(100)
Other	(21)	(42)	67
Net cash used in financing activities	(1,899)	(1,887)	(726)
Effect of exchange rate changes on cash and equivalents	(33)	(38)	(17)
Increase in cash and equivalents	315	460	32
Beginning cash and equivalents	2,052	1,592	1,560
Ending cash and equivalents	2,367	2,052	1,592
Changes in operating working capital
Receivables	(536)	(475)	(341)
Inventories	(49)	12	(160)
Other current assets	19	41	(69)
Accounts payable	143	194	498
Accrued expenses	91	(54)	298
Income taxes	(8)	(19)	83
Total changes in operating working capital	$ (340)	$ (301)	$ 309